American Funds College Target Date Series® Prospectus Supplement August 14, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each series fund of the series is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of

$1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information shown below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	none	1 year	$ 510
Distribution and/or service (12b-1) fees	0.24%[4]	3 years	693
Other expenses	0.24	5 years	891
Acquired (underlying) fund fees and expenses	0.40	10 years	1,462
Total annual fund operating expenses	0.88
Expense reimbursement[3]	0.01
Total annual fund operating expenses after expense reimbursement	0.87

[4]	Restated to reflect current fees.

American Funds College 2030 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	none	1 year	$ 508
Distribution and/or service (12b-1) fees	0.24%[2]	3 years	685
Other expenses	0.23	5 years	876
Acquired (underlying) fund fees and expenses	0.38	10 years	1,429
Total annual fund operating expenses	0.85

[2]	Restated to reflect current fees.

American Funds College 2027 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	none	1 year	$ 506
Distribution and/or service (12b-1) fees	0.24%[2]	3 years	679
Other expenses	0.23	5 years	866
Acquired (underlying) fund fees and expenses	0.36	10 years	1,407
Total annual fund operating expenses	0.83

[2]	Restated to reflect current fees.

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	none	1 year	$ 500
Distribution and/or service (12b-1) fees	0.24%[2]	3 years	661
Other expenses	0.23	5 years	835
Acquired (underlying) fund fees and expenses	0.30	10 years	1,339
Total annual fund operating expenses	0.77

[2]	Restated to reflect current fees.

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	none	1 year	$ 498
Distribution and/or service (12b-1) fees	0.24%[2]	3 years	654
Other expenses	0.23	5 years	824
Acquired (underlying) fund fees and expenses	0.28	10 years	1,316
Total annual fund operating expenses	0.75

[2]	Restated to reflect current fees.

American Funds College 2018 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	none	1 year	$ 500
Distribution and/or service (12b-1) fees	0.24%[2]	3 years	661
Other expenses	0.23	5 years	835
Acquired (underlying) fund fees and expenses	0.30	10 years	1,339
Total annual fund operating expenses	0.77

[2]	Restated to reflect current fees.

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	none	1 year	$ 329
Distribution and/or service (12b-1) fees	0.24%[2]	3 years	496
Other expenses	0.24	5 years	678
Acquired (underlying) fund fees and expenses	0.31	10 years	1,203
Total annual fund operating expenses	0.79

[2]	Restated to reflect current fees.

3. The third paragraph under the heading “Class 529-A shares” in the “Sales charges” section of the prospectus is amended and restated as follows:

Except as provided below, investments in Class 529-A shares when combined with other American Funds investments such that they in aggregate reach $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Class 529-A shares purchased before August 14, 2017 are subject to a contingent deferred sales charge period of 12 months.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-255-0817P Printed in USA CGD/AFD/10039-S63467

Statement of Additional Information Supplement August 14, 2017

For the following funds and series with statements of additional information dated April 7, 2017–August 1, 2017 (each as supplemented to date)

AMCAP Fund®	Capital World Bond Fund®
American Balanced Fund®	Capital World Growth and Income Fund®
American Funds College Target Date Series®	EuroPacific Growth Fund®
American Funds Corporate Bond Fund®	Fundamental Investors®
American Funds Developing World Growth and Income FundSM	The Growth Fund of America®
American Funds Emerging Markets Bond Fund®	The Income Fund of America®
American Funds Global Balanced FundSM	Intermediate Bond Fund of America®
American Funds Inflation Linked Bond Fund®	International Growth and Income FundSM
American Funds Mortgage Fund®	The Investment Company of America®
American Funds Portfolio SeriesSM	Limited Term Tax-Exempt Bond Fund of America®
American Funds Retirement Income Portfolio SeriesSM	The New Economy Fund®
American Funds Short-Term Tax-Exempt Bond Fund®	New Perspective Fund®
American Funds Strategic Bond FundSM	New World Fund®
American Funds Target Date Retirement Series®	Short-Term Bond Fund of America®
American Funds Tax-Exempt Fund of New York®	SMALLCAP World Fund®
American High-Income Municipal Bond Fund®	The Tax-Exempt Bond Fund of America®
American High-Income Trust®	The Tax-Exempt Fund of California®
American Mutual Fund®	U.S. Government Securities Fund®
The Bond Fund of America®	Washington Mutual Investors FundSM
Capital Income Builder®

The first paragraph under the heading “Payment of service fees” in the “Management of the fund” section of the statement of additional information is amended and restated as follows:

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-256-0817O CGD/10149-S63469